Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		2023	2022	2021
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	34.2265	34.6153	33.1964
Period average	$: THB	34.7867	35.1428	32.1003
Period-end	$: KHR	4,080.0304	4,114.3335	4,068.9577
Period average	$: KHR	4,105.4181	4,083.7043	4,065.8164
Period-end	$: RMB	7.0971	6.9091	6.3551
Period average	$: RMB	7.0835	6.4569	6.4368

Schedule of Estimated Useful Lives of the Plan and Equipment	Plant and equipment, net consist of the following:
	December 31,
	2023	2022
At cost:
Building improvement	$92,438	$72,519
Furniture and fixtures	250,493	246,682
Medical instruments	844,809	791,514
Motor vehicle	142,936	142,936
Office equipment	150,688	146,432
	1,481,364	1,400,083
Less: accumulated depreciation	(1,319,207)	(1,277,410)
Total	$162,157	$122,673

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Estimated Useful Lives of the Plan and Equipment	The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years